Nonfinancial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Non-financial assets and liabilities
Other Non-financial Assets
	12-31-2023	12-31-2022
	ARS 000	ARS 000
Non-current:

Tax credits	142,950	1,308
Income tax credits	156,882	750,327
Prepayments to vendors	4,511	14,048
	304,343	765,683

Current:

Upfront payments of inventories purchases	4,757,055	785,171
Prepayment insurance	526,092	1,015,276
Tax credits	3,365,008	737,497
Dividends receivable from associated companies (Note 18)	2,924,543	-
Other	647,913	239,420
	12,220,611	2,777,364

Other Non-financial Liabilities
	12-31-2023	12-31-2022
	ARS 000	ARS 000
Non-current:

VAT payable	26,819,699	22,764,173
Tax on bank account transactions payable	1,258,528	816,461
	28,078,227	23,580,634

Current:

VAT payable	19,648,153	17,309,557
Turnover tax payable	363,436	150,083
Income tax withholdings payable	3,917,976	5,620,425
Concession fees and royalties	301,826	167,273
Tax on bank account transactions payable	1,113,177	1,086,947
Dividends payable	-	2,948,230
Other	273,366	34,316
	25,617,934	27,316,831

Compensation And Employee Benefits Liabilities
	12-31-2023	12-31-2022
	ARS 000	ARS 000
Non-current:

Employee long-term benefits	3,309,290	2,321,472

Current:

Employee long-term benefits	1,433,277	543,268
Vacation and statutory bonus	4,762,417	3,693,911
Contributions payable	1,546,166	1,159,601
Bonus accrual	7,770,959	4,302,165
Other	213,997	335,836
	15,726,816	10,034,781

Defined Benefit Obligation
	12-31-2023	12-31-2022	12-31-2021
	ARS 000	ARS 000	ARS 000
Benefit plan expenses

Cost of interest	308,283	178,309	214,999
Cost of service for the current year	2,715,455	886,574	1,253,814
Past service cost	203,029	197,283	-
Expense recognized during the year	3,226,767	1,262,166	1,468,813

Defined benefit obligation at beginning of year	2,864,739	2,859,681	2,880,627
Incorporation from business combination	1,857,161	-	-
Cost of interest	904,961	634,446	1,092,421
Cost of service for the current year	1,407,163	127,602	187,318
Past service cost	203,029	197,283	-
Actuarial losses (gains)	1,155,337	731,366	(2,351)
Benefits paid	(435,198)	(294,016)	(326,150)
Decrease due to gain on net monetary position	(3,214,625)	(1,391,622)	(972,184)
Defined benefit obligation at end of year	4,742,567	2,864,740	2,859,681

Main Key Assumptions Used To Determine The Obligations
Main key assumptions used	2023	2022

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turnover of participants	0.73%	0.73%

One Percentage Point Change In The Discount Rate
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2023 year-end	(350,370)	410,034
Effect on the benefit obligation as of the 2022 year-end	(226,723)	265,892

One Percentage Point Change In The Annual Salary
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2023 year-end	381,662	(332,425)
Effect on the benefit obligation as of the 2022 year-end	247,672	(215,142)